Employee benefits - Deferred Compensation Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses	€ 0	€ 0	€ 0
Deferred compensation plan liability	68,300,000	56,600,000
Compensation plan assets	€ 67,000,000.0	€ 55,100,000